United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB” ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

American Beacon Money Market Select Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Par Amount	Fair Value
		(000’s)
ASSET-BACKED COMMERCIAL PAPER – 9.07%
Kells Funding LLC, 0.43%, Due 6/5/2012 A B	$32,000	$31,975
Old Line Funding LLC, 0.01%, Due 6/22/2012 A B	30,000	29,983
Total Asset-Backed Commercial Paper (Cost $61,958)		61,958

CERTIFICATE OF DEPOSIT – 4.69% (Cost $32,000)
Svenska Handelsbanken, 0.28%, Due 6/7/2012	32,000	32,000

FINANCIAL COMPANY COMMERCIAL PAPER – 37.74%
Australia & New Zealand Banking Group Ltd., 0.36%, Due 5/31/2012 B	33,000	32,987
Commonwealth Bank of Australia,
0.195%, Due 5/21/2012 B	19,000	18,995
0.19%, Due 6/5/2012 B	14,000	13,995
DNB Bank ASA,
0.30%, Due 5/11/2012 B	17,435	17,429
0.25%, Due 6/4/2012 B	11,000	10,995
0.25%, Due 6/5/2012 B	22,450	22,440
Nordea North America, Inc., 0.25%, Due 5/31/2012	32,000	31,987
Rabobank USA Financial Corp., 0.39%, Due 7/16/2012	30,000	29,966
Standard Chartered Bank, 0.05%, Due 4/24/2012 B	32,000	31,990
Toyota Motor Credit Corp., 0.23%, Due 5/29/2012	32,000	31,988
Total Financial Company Commercial Paper (Cost $257,758)		257,758

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 4.34%
Straight A Funding LLC,
0.19%, Due 4/10/2012 A B	12,676	12,675
0.19%, Due 4/11/2012 A B	17,000	17,000
Total U.S. Government and Government Agency Obligations (Cost $29,675)		29,675

	Shares
INVESTMENT COMPANIES – 6.26%
Fidelity Prime Money Market Fund	9,199,149	9,199
State Street Institutional Liquidity Reserves Fund	33,545,332	33,545
Total Investment Companies (Cost $42,744)		42,744

	Par Amount
REPURCHASE AGREEMENTS – 37.92%
Barclays Capital, Inc., 0.38%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued $37,400, 8.75% - 12.75%, 12/1/13 - 3/31/20)	$34,000	34,000
BNP Paribas Securities Corp., 0.38%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,400, 0.88% - 11.00%, 8/15/12 - 10/1/19)	34,000	34,000
Credit Suisse Securities, 0.25%, Due 4/2/2012 (Held at JP Morgan Chase, Collateralized by Equity Securities and Corporate Obligations valued at $33,603, 0% - 8.00%, 11/15/14 - 1/1/49) A	32,000	32,000
Deutsche Bank Securities, Inc., 0.28%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $37,400)	34,000	34,000
JPMorgan Securities, Inc., 0.35%, Due 4/2/2012 (Held at JP Morgan Chase, Collateralized by Mortgage Loan Obligations valued at $11,550, 0.40% - 0.402%, 9/25/36 - 12/25/37)	11,000	11,000
JPMorgan Securities, Inc., 0.34%, Due 4/2/2012 (Held at JP Morgan Chase, Collateralized by Mortgage Loan Obligations valued at $24,152, 0.39% - 1.04%, 8/25/36 - 8/25/47)	23,000	23,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.25%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $33,000)	30,000	30,000
RBC Capital Markets Corp., 0.20%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $32,550, 0% - 9.60%, 5/1/12 - 9/4/46)	31,000	31,000
Wells Fargo Securities LLC, 0.30%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by Municipal and Corporate Obligations valued at $31,500, 0% - 13.00%, 6/1/12 - 12/31/99) A	30,000	30,000
Total Repurchase Agreements (Cost $259,000)		259,000

TOTAL INVESTMENTS – 100.02% (Cost $683,135)		$683,135
LIABILITIES, NET OF OTHER ASSETS – (0.02%)		(113)
TOTAL NET ASSETS – 100.00%		$683,023

Percentages are stated as a percent of net assets.

A  Limited Liability Company.

B  Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $255,450 or 37.40% of net assets. The Fund has no right to demand registration of these securities.

American Beacon U.S. Government Money Market Select Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Par Amount	Fair Value
		(000’s)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS – 49.56%
Federal Home Loan Bank, 0.20%, Due 11/19/2012	$10,000	$9,999
Federal Home Loan Banks,
0.18%, Due 11/23/2012	5,000	5,000
0.28%, Due 2/5/2013	5,000	5,001
0.33%, Due 2/25/2013	7,300	7,307
Federal Home Loan Discount Note,
0.01%, Due 8/29/2012	8,000	7,995
0.01%, Due 10/16/2012	5,000	4,995
0.01%, Due 11/1/2012	5,000	4,994
Federal Home Loan Mortgage Corp., 0.32%, Due 1/10/2013 A	15,000	15,012
Federal National Mortgage Association, 0.262%, Due 11/23/2012 A	8,922	8,928
General Electric Capital Corp. (FDIC Guaranteed), 0.631%, Due 4/24/2012 A	16,000	16,002
PNC Funding Corp. (FDIC Guaranteed), 0.781%, Due 4/1/2012	8,900	8,900
Straight-A Funding LLC, 0.19%, Due 4/26/2012 B C	10,000	9,999
Total U.S. Government & Government Agency Obligations (Cost $104,132)		104,132

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 31.40%
Barclays Capital, Inc., 0.15%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Debt valued at $21,403, 2.63%, 12/28/12)	20,984	20,984
BNP Paribas Securities Corp., 0.15%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $25,500, 0.85% - 3.13%, 4/30/12 - 6/22/12)	25,000	25,000
Goldman Sachs & Co., 0.20%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $10,200, 6.50%, 8/1/36)	10,000	10,000
Goldman Sachs & Co., 0.20%, Due 4/4/2012 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $10,200, 6.50%, 8/1/36)	10,000	10,000
Total Government Agency Repurchase Agreements (Cost $65,984)		65,984

OTHER REPURCHASE AGREEMENTS – 19.04%
Barclays Capital, Inc., 0.38%, Due 4/2/2012 ((Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $11,000, 8.75% - 11.50%, 12/1/13 - 7/15/18)	10,000	10,000
BNP Paribas Securities Corp., 0.38%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $11,000, 5.45% - 6.88%, 8/15/12 - 10/31/13)	10,000	10,000
Deutsche Bank Securities, Inc., 0.28%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $11,000)	10,000	10,000
JPMorgan Securities, Inc., 0.35%, Due 4/2/2012 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $10,501, ..402%, 9/25/36)	10,000	10,000
Total Other Repurchase Agreements (Cost $40,000)		40,000
TOTAL INVESTMENTS – 100.00% (Cost $210,116)		$210,116
LIABILITIES, NET OF OTHER ASSETS – 0.00%		(3)
TOTAL NET ASSETS – 100.00%		$210,113
Percentages are stated as a percent of net assets.

A  The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B  Limited Liability Company.

C  Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,999 or 4.76% of net assets. The Fund has no right to demand registration of these securities.

AMERICAN BEACON SELECT FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements has not been determined.

Security Valuation

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of ½ of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –

Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 –

Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its net asset value (“NAV”), securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included below.

The Funds’ investments are summarized by level based on the inputs used to determine their value. As of March 31, 2012, the Funds’ investments were classified as follows: (in thousands)

Money Market Select Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$-	$61,958	$-	$61,958
Certificate of Deposit	-	32,000	-	32,000
Financial Company Commercial Paper	-	257,758	-	257,758
U.S. Government and Government Agency Obligations	-	29,675	-	29,675
Investment Companies	42,744	-	-	42,744
Repurchase Agreements	-	259,000	-	259,000

Total Investments in Securities	$42,744	$640,391	$-	$683,135

U.S. Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
U.S. Government and Government Agency Obligations	$-	$104,132	$-	$104,132
Government Agency Repurchase Agreements	-	65,984	-	65,984
Other Repurchase Agreements	-	40,000	-	40,000

Total Investments in Securities	$-	$210,116	$-	$210,116

The end of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of March 31, 2012, there were no significant transfers into or out of any level.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)  There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: May 30, 2012

By:	/s/ Melinda G. Heika
Melinda G. Heika Treasurer

Date: May 30, 2012